Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Abstract]
Provision for expected credit loss on accounts receivable			$ 1,038,148
Allowance for expected credit losses	1,534,429		1,671,060
Share-based compensation	$ 893,471
Percentage of revenue	100.00%	94.00%
Revenues percentage		6.00%
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Inventories
operating segment | segment	1